Document and Entity Information	Aug. 31, 2021
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2021
Entity Registrant Name	INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST
Entity Central Index Key	0001657201
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 31, 2022
Document Effective Date	May 31, 2022
Prospectus Date	Dec. 17, 2021
Invesco Russell 2000(R) Dynamic Multifactor ETF | Invesco Russell 2000(R) Dynamic Multifactor ETF
Prospectus:
Trading Symbol	OMFS